Property, plant and equipment - Additional Information (Detail) - CAD ($)		12 Months Ended
	Jun. 26, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Non cash impairment charge		$ 415,300,000	$ 2,700,000
Future development costs		1,699,400,000	1,429,200,000
Transaction costs		1,400,000	0
Cardium [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge		0
Non cash impairment charge		$ 0
After tax discount percent		12.00%
Pre-tax discount rate		15.10%
Legacy CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 19,900,000	$ 2,700,000
Peace River Acquisition [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration paid	$ 80,500,000
Repayment of term loan		$ 50,000,000
Term loan funded	50,000,000
Transaction costs	$ 1,400,000